Debt issued measured at amortized cost	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 20 Debt issued measured at amortized cost

USD million	31.12.18	31.12.17
Certificates of deposit	7,980	24,447
Commercial paper	27,514	24,140
Other short-term debt	3,531	3,683
Short-term debt[1]	39,025	52,270
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	29,988	27,937
Senior unsecured debt other than TLAC	33,018	33,102
of which: issued by UBS AG with original maturity greater than one year[2]	32,133	33,090
Covered bonds	3,947	4,218
Subordinated debt	17,665	16,983
of which: high-trigger loss-absorbing additional tier 1 capital instruments	7,785	5,321
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,369	2,445
of which: low-trigger loss-absorbing tier 2 capital instruments	6,808	8,500
of which: non-Basel III-compliant tier 2 capital instruments	703	718
Debt issued through the Swiss central mortgage institutions	8,569	8,561
Other long-term debt	58	89
of which: issued by UBS AG with original maturity greater than one year[2]	52	68
Long-term debt[3]	93,246	90,890
Total debt issued measured at amortized cost[4]	132,271	143,160
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

The Group uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, the Group applies hedge accounting for interest rate risk as discussed in Note 1a item 3j and Note 28. As a result of applying hedge accounting, the life-to-date adjustment to the carrying value of debt issued was a decrease of USD 298 million as of 31 December 2018 and an increase of USD 35 million as of 31 December 2017, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2018 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying value of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

  Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS Group AG1
Subordinated debt
Fixed-rate									7,766[4]
Subtotal	0	0	0	0	0	0	0	0	7,766
UBS AG2
Non-subordinated debt
Fixed-rate	21,287	9,397	4,078	2,726	1,635	0	985	40,108	57,566
Floating-rate	25,450	6,482	1,964	0	369	0	770	35,035	31,930
Subordinated debt
Fixed-rate	0	0	0	1,945	0	5,566	0	7,511	9,217
Subtotal	46,737	15,879	6,042	4,671	2,005	5,566	1,755	82,654	98,714
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	765	2,200	2,955	4,512	4,882	17,569	646	33,529	30,561
Floating-rate	0	300	998	2,506	2,128	0	0	5,933	6,120
Subordinated debt
Fixed-rate	0	0	0	0	0	0	10,154	10,154[4]	0
Subtotal	765	2,500	3,953	7,017	7,011	17,569	10,801	49,616	36,681
Total	47,502	18,379	9,994	11,688	9,015	23,135	12,556	132,271	143,160
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG. 4 Originally issued by UBS Group AG, which was replaced by UBS Group Funding (Switzerland) AG as issuer on 25 May 2018.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 20 Debt issued measured at amortized cost

USD million	31.12.18	31.12.17
Certificates of deposit	7,980	24,447
Commercial paper	27,514	24,140
Other short-term debt	3,531	3,683
Short-term debt[1]	39,025	52,270
Senior unsecured debt	32,135	33,102
of which: issued by UBS AG with original maturity greater than one year[2]	32,133	33,090
Covered bonds	3,947	4,218
Subordinated debt	7,511	9,217
of which: low-trigger loss-absorbing tier 2 capital instruments	6,808	8,500
of which: non-Basel III-compliant tier 2 capital instruments	703	718
Debt issued through the Swiss central mortgage institutions	8,569	8,561
Other long-term debt	58	89
of which: issued by UBS AG with original maturity greater than one year[2]	52	68
Long-term debt[3]	52,220	55,187
Total debt issued measured at amortized cost[4]	91,245	107,458
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, UBS AG applies hedge accounting for interest rate risk as discussed in Note 1a item 3j and Note 28. As a result of applying hedge accounting, the life-to-date adjustment to the carrying value of debt issued was an increase of USD 282 million as of 31 December 2018 and an increase of USD 493 million as of 31 December 2017, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2018 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying value of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

  Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
USD million, except where indicated	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	21,287	9,397	4,078	2,726	1,635	0	985	40,108	57,694
Floating-rate	25,450	6,482	1,964	0	369	0	770	35,035	31,930
Subordinated debt
Fixed-rate	0	0	0	1,945	0	5,566	0	7,511	9,217
Subtotal	46,737	15,879	6,042	4,671	2,005	5,566	1,755	82,654	98,841
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	765	734	1,016	845	937	3,647	646	8,590	8,616
Floating-rate	0	0	0	0	0	0	0	0	1
Subtotal	765	734	1,016	845	937	3,647	646	8,591	8,617
Total	47,502	16,613	7,057	5,517	2,942	9,213	2,402	91,245	107,458
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.